Tax assets and liabilities - Current tax (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Tax assets and liabilities
Current tax recoverable	£ 618	£ 613
Current tax recoverable relating to litigation	112
Current tax liability	568	537
Provision for uncertain tax matters	£ 149	£ 139